Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Level	June 30, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$27,332,896	$126,483,655
Liabilities:
Warrant Liability – Private Placement Warrants	3	$423,937	$1,054,856

Description	Level	December 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$126,483,655	$174,550,466
Liabilities:
Warrant liability – Private Placement Warrants	3	$1,054,856	$3,865,313

Schedule of estimated fair value of private placement warrants
	June 30, 2022	December 31, 2021
Risk-free interest rate	2.97%	1.27%
Time to maturity (years)	5.5	5.21
Dividend yield	0.00%	0.00%
Expected volatility	—%	7.0%
Probability of Acquisition	30.0%	100.0%
Exercise price	$11.50	$11.50
Unit Price	$11.34	$10.21

Input	July 16, 2019 (Initial Measurement)
Risk-free interest rate	1.92%
Time to maturity (years)	6.0
Dividend yield	0.0%
Expected volatility	15.3%
Probability of Acquisition	80.0%
Exercise price	$11.50
Unit Price	$10.00
	December 31, 2021	December 31, 2020
Risk-free interest rate	1.27%	0.40%
Time to maturity (years)	5.21	5.29
Dividend yield	0.00%	0.0%
Expected volatility	7.0%	23.1%
Probability of Acquisition	100.0%	70.0%
Exercise price	$11.50	$11.50
Unit Price	$10.21	$11.01

Schedule of changes in the fair value of warrant liabilities
Private Placement
Fair value as of December 31, 2021	$1,054,856
Change in fair value	291,769
Fair value as of March 31, 2022	1,346,625
Change in fair value	(922,688)
Fair value as of June 30, 2022	423,937
Private Placement
Fair value as of December 31, 2020	$3,865,313
Change in fair value	(1,147,125)
Fair value as of March 31, 2021	2,718,188
Change in fair value	172,068
Fair value as of June 30, 2021	2,890,256

Private Placement Warrants
Fair value as of December 31, 2020	$3,865,313
Change in fair value	(2,810,457)
Fair value as of December 31, 2021	1,054,856